THE CRM FUNDS

                    SMALL CAP VALUE FUND
                     MID CAP VALUE FUND
                    LARGE CAP VALUE FUND
                         VALUE FUND

              Supplement dated August 25, 1999 to
               Prospectuses dated March 1, 1999

This Supplement supersedes the Supplements dated July 1, 1999 to the Institutional Class and Investor Class Prospectuses of The
CRM Funds dated March 1, 1999 and should be read in conjunction with the Prospectuses.

1. Institutional Shares of Large Cap Value Fund and Investor
Shares of Mid Cap Value Fund are currently not offered for sale.

2. The Value Fund ceased operations on June 30, 1999.

3. The fiscal year end of the Funds has changed from September 30 to June 30.

4. The first three sentences and the last paragraph in the section entitled "Other Service Providers" are deleted. The first three sentences are replaced with the following:

   "PFPC Inc. is the administrator, fund accounting and transfer agent of the Funds. Provident Distributors, Inc., a registered broker-dealer and member of the National
   Association of Securities Dealers, Inc., is the distributor
   (principal underwriter) for the Funds' shares."

5. On page 16 of each Prospectus, the section entitled "How to Contact the Funds" is deleted and replaced with the following:

HOW TO CONTACT THE FUNDS


Write to us at:
	The CRM Funds
	c/o PFPC Inc.
	P.O. Box 8742
	Wilmington, DE 19899
Or, for overnight deliveries:
	The CRM Funds
	c/o PFPC Inc.
	400 Bellevue Parkway
	Wilmington, DE 19809

Telephone us at:
	(800) CRM-2883 (Toll Free)
	(302) 791-3530 (International Points)

Wire Investments
(or ACH payments) to us at:
	PNC Bank
	Philadelphia, Pennsylvania
	ABA #031000053
	DDA #86-1282-2896
	For Credit to:
	The CRM Funds
	(Your Name goes on this line)
	(Name of the Fund goes on this line)
	(Your Account Number goes on this line)